Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021
Restricted Share Bonus Plan
Disclosure of detailed information about property, plant and equipment [line items]
Award vesting (in years)	3 years
Employee Share Value Plan
Disclosure of detailed information about property, plant and equipment [line items]
Award vesting (in years)	3 years
Performance Share Units
Disclosure of detailed information about property, plant and equipment [line items]
Award vesting (in years)	3 years
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	16 years
Maximum | Deferred Share Units
Disclosure of detailed information about property, plant and equipment [line items]
Award vesting (in years)	7 years